CORPORATE RESTRUCTURING COSTS - Schedule of Change In Restructuring Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	$ 62	$ 99
Restructuring charges	42	6
Accretion expense	1	1
Cash payments	(24)	(44)
Restructuring Liability as at the end of period	81	62
Recoverable restructuring costs incurred	21	3
Employee Severance
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	9	36
Restructuring charges	0	0
Accretion expense	0	0
Cash payments	(9)	(27)
Restructuring Liability as at the end of period	0	9
Lease Commitments
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	53	63
Restructuring charges	42	6
Accretion expense	1	1
Cash payments	(15)	(17)
Restructuring Liability as at the end of period	$ 81	$ 53